Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business Segment Information

Note 21 – Business Segment Information

FHN has four business segments: regional banking, capital markets, corporate, and non-strategic. The regional banking segment offers financial products and services, including traditional lending and deposit taking, to retail and commercial customers in Tennessee and surrounding markets. Regional banking provides investments, financial planning, trust services and asset management, credit card, and cash management. Additionally, the regional banking segment includes correspondent banking which provides credit, depository, and other banking related services to other financial institutions. The capital markets segment consists of fixed income sales, trading, and strategies for institutional clients in the U.S. and abroad, as well as loan sales, portfolio advisory, and derivative sales. The corporate segment consists of gains on the extinguishment of debt, unallocated corporate expenses, expense on subordinated debt issuances, bank-owned life insurance, unallocated interest income associated with excess equity, net impact of raising incremental capital, revenue and expense associated with deferred compensation plans, funds management, tax credit investment activities, and various charges related to restructuring, repositioning, and efficiency initiatives. The non-strategic segment consists of the wind-down national consumer lending activities, legacy mortgage banking elements including servicing fees, and the associated ancillary revenues and expenses related to these businesses. Non-strategic also includes the wind-down trust preferred loan portfolio and exited businesses along with the associated restructuring, repositioning, and efficiency charges.

Periodically, FHN adapts its segments to reflect managerial or strategic changes. FHN may also modify its methodology of allocating expenses among segments which could change historical segment results. Total revenue, expense, and asset levels reflect those which are specifically identifiable or which are allocated based on internal allocation method. Because the allocations are based on internally developed assignments and allocations they are to an extent subjective. Generally, all assignments and allocations have been consistently applied for all periods presented. The following table reflects the amounts of consolidated revenue, expense, tax, and assets for each segment for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
Consolidated
Net interest income	$688,667	$700,832	$730,838
Provision for loan losses	78,000	44,000	270,000
Noninterest income	671,329	786,011	932,725
Noninterest expense	1,383,701	1,292,995	1,341,810
Income/(loss) before income taxes	(101,705)	149,848	51,753
Provision/(benefit) for income taxes	(85,262)	15,836	(21,182)
Income/(loss) from continuing operations	(16,443)	134,012	72,935
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(16,295)	$142,630	$61,603
Average assets	$25,068,721	$24,733,626	$25,677,371
Depreciation and amortization	$117,972	$89,321	$82,500
Expenditures for long-lived assets	21,862	35,408	42,631

(Dollars in thousands)	2012	2011	2010
Regional Banking
Net interest income	$597,992	$561,902	$556,822
Provision/(provision credit) for loan losses	(898)	(61,505)	92,297
Noninterest income	252,691	266,828	286,669
Noninterest expense	567,581	564,920	606,152
Income/(loss) before income taxes	284,000	325,315	145,042
Provision/(benefit) for income taxes	103,066	119,706	52,315
Net income/(loss)	$180,934	$205,609	$92,727
Average assets	$12,656,612	$11,456,329	$11,423,745
Depreciation and amortization	$71,815	$52,830	$44,201
Expenditures for long-lived assets	17,054	24,912	33,369

Capital Markets
Net interest income	$20,308	$22,090	$21,649
Noninterest income	334,979	355,739	424,170
Noninterest expense	263,308	320,835	318,188
Income/(loss) before income taxes	91,979	56,994	127,631
Provision/(benefit) for income taxes	34,750	21,608	47,809
Net income/(loss)	$57,229	$35,386	$79,822
Average assets	$2,311,463	$2,257,841	$2,115,716
Depreciation and amortization	$20,483	$12,777	$9,740
Expenditures for long-lived assets	1,837	4,465	1,142

Corporate
Net interest income/(expense)	$(23,564)	$(6,472)	$(354)
Noninterest income	27,056	69,338	63,339
Noninterest expense	101,312	105,164	70,181
Income/(loss) before income taxes	(97,820)	(42,298)	(7,196)
Provision/(benefit) for income taxes	(76,831)	(52,264)	(40,774)
Net income/(loss)	$(20,989)	$9,966	$33,578
Average assets	$5,224,744	$5,131,104	$4,984,252
Depreciation and amortization	$21,353	$16,647	$9,042
Expenditures for long-lived assets	2,453	1,134	4,979

Non-Strategic
Net interest income	$93,931	$123,312	$152,721
Provision for loan losses	78,898	105,505	177,703
Noninterest income	56,603	94,106	158,547
Noninterest expense	451,500	302,076	347,289
Income/(loss) before income taxes	(379,864)	(190,163)	(213,724)
Provision/(benefit) for income taxes	(146,247)	(73,214)	(80,532)
Income/(loss) from continuing operations	(233,617)	(116,949)	(133,192)
Income/(loss) from discontinued operations, net of tax	148	8,618	(11,332)
Net income/(loss)	$(233,469)	$(108,331)	$(144,524)
Average assets	$4,875,902	$5,888,352	$7,153,658
Depreciation and amortization	$4,321	$7,067	$19,517
Expenditures for long-lived assets	518	4,897	3,141

Certain previously reported amounts have been reclassified to agree with current presentation.